Note 19 - Strategic Divestiture of DRTC (Details Textual)	Apr. 30, 2026
Cybersecurity segment [member] | Conversion of preferred shares into common shares [member]
Statement Line Items [Line Items]
Conversion of shares, percent of ownership from conversion	28.00%